Offerings - Offering: 1	Mar. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.400% Notes due 2030
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99573
Maximum Aggregate Offering Price	$ 746,797,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,334.7
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $750,000,000.
(2)	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.